General Information and Basis of Operation - Schedule of Company and its Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Top Wealth Group Holding Limited [Member]
Schedule of Company and its Subsidiaries [Line Items]
Date of incorporation	Feb. 01, 2023
Holding company	Winwin Development Group Limited
Nature of business	Investment holding
Top Wealth (BVI) Group Limited [Member]
Schedule of Company and its Subsidiaries [Line Items]
Date of incorporation	Jan. 18, 2023
Holding company	Top Wealth Group Holding Limited
Nature of business	Investment holding
Top Wealth Group (International) Limited [Member]
Schedule of Company and its Subsidiaries [Line Items]
Date of incorporation	Sep. 22, 2009
Holding company	Top Wealth (BVI) Group Limited
Nature of business	Trading of caviar
TWG International Limited [Member]
Schedule of Company and its Subsidiaries [Line Items]
Date of incorporation	Dec. 11, 2024
Holding company	Top Wealth (BVI) Group Limited
Nature of business	Inactive
TWG Group Limited [Member]
Schedule of Company and its Subsidiaries [Line Items]
Date of incorporation	Dec. 12, 2024
Holding company	Top Wealth Group Holding Limited
Nature of business	Investment holding
TWG Capital Limited [Member]
Schedule of Company and its Subsidiaries [Line Items]
Date of incorporation	Dec. 23, 2024
Holding company	TWG Group Limited
Nature of business	Trading of premium wine and health supplements